Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents
Cash and Cash Equivalents

Note 7.  Cash and Cash Equivalents

	December 31,	December 31,
	2022	2023

	(in thousands)

Cash, demand deposits and checking accounts	$217,181	182,049
Time deposits with less than three months maturity date	4,400	9,700
	$221,581	191,749

Refer to Note 23 and Note 24 for the disclosure of credit risk, currency risk and sensitivity analysis of the financial assets and liabilities of the Company.

As of December 31, 2022 and 2023, no cash and cash equivalents were pledged with banks as collaterals.